Schedule of Expense of Development Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development [Abstract]
Opening total software technology development costs	$ 16,055,557	$ 13,056,478	$ 10,559,601
Software technology development during the year	3,445,018	2,999,079	2,496,877
Closing total software technology development costs	$ 19,500,575	$ 16,055,557	$ 13,056,478